Pro Forma Financial Data	9 Months Ended
Mar. 31, 2016
Pro Forma Financial Data
Pro Forma Financial Data

NOTE 12. PRO FORMA FINANCIAL DATA

On the Effective Date, the Company entered into and closed the Share Exchange Agreement with Klear Kapture in an effort to expand its current line of business. Klear Kapture has developed a body camera and an auditable software solution suitable for use by law enforcement that it intends to produce, market and sell. Following the closing of the Share Exchange Agreement, elected to continue Klear Kapture’s historical business and proposed business and have entered into a services agreement with our former executive officers and directors to operate our film marketing, distribution and production video and APP development businesses pursuant to the terms of the Services Agreement. However, we no longer intend to operate the pre-transaction business of the Company.

In accordance with S-X Rule 8-03(b)(4), the following tables present the pro forma data that reflects revenue, income from continuing operations, net income, net income attributable to the registrant and income per share for the current interim period and the corresponding interim period of the preceding fiscal year as though the transaction occurred at the beginning of the periods.

For the nine months ended March 31, 2016	Life Clips Inc f/k/a Blue Sky Media Corp		Klear Kapture, Inc	Pro Forma Adjustment		Pro Forma Combined Total

Revenue		$-	$534	$-		$534
Operating Loss		$-	$(365,515)	$-		$(365,515)
Net Loss		$-	$(5,239,226)	$(161,029	)A	$(5,400,255)
Net income attributable to the registrant		$-	$(5,239,226)	$(161,029)		$(5,400,255)
Earnings per share	$	**	$(0.07)	$-		$(0.10)

** Less than $0.01

For the nine months ended March 31, 2015	Life Clips, Inc. f/k/a Blue Sky Media Corp		Klear Kapture, Inc.	Adjustment

Total
Revenue		$-	$1,952	$-			$1,952
Operating (Loss)		$-	$(635,439)	$(10,260	)B		$(645,699)
Net (Loss)		$-	$(635,439)	$(192,937	)C		$(828,376)
Net income attributable to the registrant		$-	$(635,439)	$(192,937)			$(828,376)
Earnings per share	$	**	$(0.02)	$-		$	**

** Less than $0.01

A Subsequently issue 3.85% interest Convertible Notes for $617,577.88

B Subsequently issued 3,190,000 shares of common stock, with a fair market value of $10,260, in exchange for consulting services.

C In addition to item B, the Company subsequently issue 3.85% interest Convertible Notes for $617,577.88